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                     Supplement dated February 26, 1999 to
   Prospectus and Statement of Additional Information Dated December 8, 1998
                       for Pacific Value Variable Annuity
       Issued by Pacific Life Insurance Company ("Prospectus" and "SAI")

  APPENDIX A: STATE LAW VARIATIONS to the Prospectus is amended by adding the following:

  For Contracts delivered to residents of Massachusetts:

  You may make additional Purchase Payments only during your first Contract
Year.

Form No. PVMA02269